Cover	Sep. 09, 2022
Document Information Line Items
Entity Registrant Name	Life Partners Position Holder Trust
Entity Central Index Key	0001692144
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Sep. 09, 2022
Entity Incorporation State Country Code	TX
Entity Tax Identification Number	81-6950788
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-55783
Entity Address Address Line 1	2001 Bryan Street
Entity Address Address Line 2	Suite 1800
Entity Address City Or Town	Dallas
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75201
City Area Code	214
Local Phone Number	560-5404
Life Partners I R A Holder Partnership L L C [Member]
Document Information Line Items
Entity Registrant Name	Life Partners IRA Holder Partnership, LLC
Entity Tax Identification Number	81-4644966
Entity File Number	000-55784